CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Proceeds from initial public offering, underwriter commissions	63,088
Proceeds from initial public offering, issuance costs	17,296